Geographic Information	12 Months Ended
Dec. 31, 2022
Geographic Information [Abstract]
GEOGRAPHIC INFORMATION
NOTE 15: -	GEOGRAPHIC INFORMATION

Financial information is available for evaluation by the chief operating decision maker, the Company’s Chief Executive Officer, in making decisions regarding resource allocation and assessing performance. The Company views its operations and manages its business in one operating segment. Operating segments are defined as components of an enterprise in which separate financial information is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assessing performance.

The following table presents the Company’s long-lived assets by geographic region, which consist of property and equipment, net and operating lease right-of-use assets:

	December 31,
	2021	2022

Israel	$5,842	$10,982
United States	1,699	1,759
Japan	5	541

Total property and equipment, net and right-of-use assets	$7,546	$13,281

Property and equipment, net and right-of-use assets are attributed to the geographic location in which they are located.